UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

John Hancock GA Mortgage Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-378-1870

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock GA Mortgage Trust
Semi-Annual Report
June 30, 2023

John Hancock GA Mortgage Trust
June 30, 2023

John Hancock GA Mortgage Trust
Portfolio summary 6-30-23 (unaudited)

Portfolio Composition as of 6-30-23 (% of net assets)
Commercial mortgage loans	94.2
U.S. Government	3.3
Short-term investments and other	2.5
Top 10 Issuers as of 6-30-23 (% of net assets)
POP 3 Ravinia LLC	5.8
Regent Garden Associates LLC	5.3
U.S. Treasury	3.3
Downtown Woodinville LLC	3.3
Interpark Holdings LLC	2.7
Voyager RV Resort MHC	2.0
Crawford Long - CPI LLC	1.7
5021 St. LLC	1.6
Plaza Inv. LP	1.4
THF Greengate Development LP	1.4
TOTAL	28.5
Cash and cash equivalents are not included.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 94.2%				$1,727,844,920
(Cost $1,982,614,901)
11 West Partners LLC	3.770	05-01-32	9,600,000	8,362,646
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,509,092	3,646,349
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	3,826,805
1419 Potrero LLC	3.660	09-01-30	5,492,359	4,612,033
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,329,091	3,581,820
1635 Divisadero Medical Building LLC	3.950	06-01-30	4,696,940	4,388,341
1635 Divisadero Medical Building LLC	6.000	06-01-30	9,317,959	9,693,724
192 Investors LLC	3.750	08-01-29	16,740,323	15,444,856
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	8,698,029
5021 St. LLC	4.390	09-01-40	32,026,282	29,765,130
655 Kelton LLC	2.270	04-01-31	4,931,275	4,094,354
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,252,353	3,275,260
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,513,586
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,073,798	4,344,612
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,695,674
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	16,166,000
Accord/Pac Members LLC	3.500	09-01-40	8,102,657	6,670,731
Aman, Inc.	5.170	12-01-29	22,000,000	21,368,270
American Fork OW LLC	2.900	02-10-36	5,461,457	4,230,231
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	15,155,543
Americana on the River LLC	2.970	05-01-36	5,351,207	4,270,204
Arboretum LLC	2.800	01-01-29	5,900,000	5,080,018
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,811,850
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,282,175
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	8,883,260
Aventura at Mid Rivers LLC	2.390	02-01-31	4,442,770	3,681,941
Aventura at Richmond LLC	2.210	01-01-31	3,860,795	3,178,608
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,414,898	2,724,119
Bandicoot LLC	2.950	06-01-30	15,000,000	12,919,350
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	8,999,649
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	16,846,661
Berkshire Apartments LLC	2.660	03-01-46	5,794,975	4,552,098
Beverly West Square Associates LP	5.560	12-01-30	7,191,416	7,404,635
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	5,861,254
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,167,558
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,278,537
Burroughs LPM LP	2.980	01-01-36	12,122,220	9,484,680
BW Logan LLC	6.370	04-01-28	2,536,141	2,606,912
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,233,290
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,275,927
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,757,681
Carriage Way LLC	3.520	08-01-31	3,857,656	3,253,439
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,116,030
Caton House Apartments LLC	2.740	09-01-36	3,845,831	3,011,344
CE Enterprise Partners LLC	4.700	07-01-32	4,117,275	3,885,296
Central Way Plaza LLC	2.910	03-01-32	9,734,117	8,215,342
Chandler Property Development Associates LP	2.550	03-01-33	7,398,945	5,902,257
Chimney Top LLC	2.910	02-01-29	6,800,000	5,891,030
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

CIP Group of Homestead LLC	3.060	06-01-33	6,514,527	$5,303,490
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,618,694	7,530,351
CLAGB LLC	2.680	02-01-36	5,686,209	4,419,759
Colt Street Partners LLC	3.290	01-01-35	9,716,324	7,796,427
Columbia Cochran Commons LLC	5.790	03-01-24	3,169,396	3,168,588
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	12,364,140
Congressional Properties LP	3.210	04-01-47	5,813,913	4,765,508
Continental Plaza LLC	5.490	01-01-33	4,972,333	5,106,039
Copperstone Apartments LP	2.880	04-01-39	5,549,674	4,595,352
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,456,400
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,013,971
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	30,625,781
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,076,174	9,819,903
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,458,196
Cross Keys Development Company	2.550	10-01-33	13,000,000	10,414,625
Crossing Company LP	2.780	10-01-31	6,600,000	5,392,042
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,609,776
Delphi Investors LLC	2.520	01-01-31	9,451,657	7,754,687
DNP Regio LLC	3.110	10-01-36	12,068,489	9,347,419
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	60,998,795
Draper Southpoint Apartments LLC	2.520	04-01-31	5,701,835	4,662,761
DTN Waters House LLC	3.300	08-01-31	5,212,557	4,381,363
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,416,412	2,009,884
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	6,849,889
Edgewater Partnership LP	5.200	04-01-25	2,449,518	1,996,551
Edina Crosstown Medical LLC	3.230	06-01-41	12,692,580	10,490,785
Elizabeth Lake Estates LLC	2.920	05-01-31	4,967,112	4,154,125
Fairfield 35 Pinelawn LLC	3.450	01-01-42	7,001,146	5,344,577
Fairgrounds Apartments LP	2.490	01-01-36	2,761,613	2,297,011
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,159,404	1,728,601
Fountainview Terrace Apartments	2.900	07-01-41	4,172,666	3,384,108
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	7,857,670
Fredwood LLLP	2.740	09-01-36	3,941,977	3,110,118
Gadberry Courts LP	3.330	05-01-32	6,652,163	5,653,726
Gateway MHP, Ltd.	3.950	07-01-29	9,262,382	8,680,955
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	4,974,666
Georgetown Mews Owners Corp.	2.870	01-01-36	6,780,219	5,528,028
Grande Apartments LP	3.380	07-01-41	8,368,264	6,551,405
Greenhouse Apartments LP	3.380	07-01-41	9,618,694	7,530,351
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,106,945
Harbor Center Partners LP	4.720	09-01-32	18,100,000	17,486,682
Harborgate LLC	2.610	01-01-31	9,451,732	7,817,962
Hunters Price LP	3.360	04-01-32	11,500,000	9,701,849
Industry West Commerce Center LLC	2.810	03-01-41	9,506,541	7,230,789
Interpark Holdings LLC	5.860	07-01-33	50,000,000	49,366,663
J J Carson LLC	2.950	11-01-31	12,000,000	9,822,456
JB IV V LLC	4.580	12-01-32	5,000,000	4,780,210
JGK Garden Grove LP	2.790	02-01-32	3,500,000	2,922,598
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	9,669,020	9,245,517
Kimberly Partners of Albany LP	2.920	12-01-30	4,740,585	3,936,966
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Kingswick Apartments LP	3.310	04-01-42	12,698,568	$10,359,708
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	17,528,713
La Costa Vista LLC	2.610	04-01-31	4,755,032	3,913,815
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,364,915	6,398,527
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,496,626
LB PCH Associates LLC	3.870	05-01-32	17,942,345	15,589,368
LN Bear Creek LLC	5.490	01-01-33	4,972,333	5,106,039
Manoa Shopping Center Associates LP	7.060	03-01-30	5,507,912	5,910,447
McCue Ventures LLC	5.570	05-01-58	11,482,146	11,531,451
Meadow and Central LP	3.100	01-01-32	3,882,894	3,215,588
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,470,440	7,500,456
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,415,026	3,534,047
Mesa Broadway Property LP	2.550	03-01-33	4,553,197	3,632,158
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,628,445
Mill Pond, Ltd.	2.870	06-01-36	6,888,320	5,548,831
Montrose Manor Apartments LLC	2.740	09-01-36	5,480,310	4,291,165
Nat City SPE LLC	3.980	02-01-35	1,955,599	1,577,580
National City Plaza	4.110	03-01-35	8,400,526	7,179,165
NCHC 3 LLC	3.390	02-01-32	18,112,319	15,356,403
Newton Executive Park LP	2.570	10-01-33	4,674,269	3,905,936
Niederst Portage Towers LLC	2.670	12-01-31	6,573,572	5,417,780
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,329,754	7,518,494
Northland Monterra LLC	2.890	07-01-31	13,500,000	11,229,638
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,496,626
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	13,756,088
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,368,654	6,693,015
Olympic Mills Commerce Center LLC	4.060	03-01-36	10,535,445	9,743,317
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,194,364
Pademelon LLC	3.000	06-01-30	6,000,000	5,086,956
Parc Center Drive Joint Venture	5.480	02-01-32	2,152,671	2,166,456
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	4,856,715
Penndel Apartments LP	3.270	06-01-31	5,564,693	4,699,556
Pepperward Apartments LLC	2.180	01-01-27	3,960,664	3,557,270
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	2,852,276
Plantation Crossing Apartments LLC	3.040	09-01-31	4,912,769	4,111,492
Platt Partners LP	3.390	05-05-37	14,000,000	11,532,640
Platypus LLC	2.950	06-01-30	4,000,000	3,461,676
Plaza Inv. LP	3.910	05-01-26	27,420,136	26,387,027
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,635,752
POP 3 Ravinia LLC	4.460	01-01-42	112,816,623	106,681,087
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	6,686,808
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,152,480
PRTC LP	3.130	05-01-32	11,342,938	9,931,150
Quay Works LLC	2.790	12-01-36	11,916,697	9,362,412
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	3,686,065
Regency Apartments Vancouver LLC	2.250	04-01-31	4,740,806	3,985,738
Regent Garden Associates LLC	3.250	03-10-35	116,788,063	97,663,551
Rehco Loan LLC	3.000	11-01-51	5,026,586	3,867,234
Rep 2035 LLC	3.260	12-01-35	16,831,489	12,976,337
Richmar II Apartments LLC	2.930	08-01-36	9,607,966	7,778,772
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	$8,747,344
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,786,754	8,021,938
Rollins Park Apartments Section 3 LP	3.210	04-01-47	4,166,638	3,415,280
Rose Gardens Senior LP	3.330	05-01-32	8,338,626	7,015,019
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,208,371	5,133,571
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,517,442	7,101,544
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,737,401
SF Mansfield LLC	2.990	04-01-33	5,000,000	3,994,090
SF Stapleton LLC	2.850	03-01-31	4,680,000	3,795,597
Silverado Ranch Centre LLC	7.500	06-01-30	5,409,741	5,757,203
Skotdal Mutual LLC	2.860	06-15-31	6,227,751	5,335,956
Spring Park Apartments	3.440	10-01-31	17,100,000	14,617,832
SRB1 LLC	5.670	09-01-38	20,000,000	19,708,265
St. Indian Ridge LLC	6.590	08-01-29	4,482,106	4,639,616
Stony Island Plaza	3.620	10-01-34	5,605,336	4,733,061
Styertowne Shopping Center LLC	6.060	03-01-24	10,548,233	10,552,284
Sunnyside Marketplace LLC	3.420	04-01-30	7,020,344	6,180,619
Switch Building Investors II LP	2.690	06-01-36	4,443,873	3,824,628
Tanecap 1 LP	2.690	09-01-31	4,805,732	3,929,974
The Enclave LLC	2.940	05-01-31	5,000,000	4,105,190
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,855,137	4,839,493
The Links at Columbia LP	2.720	05-01-41	17,191,327	13,555,843
The Links at Rainbow Curve LP	2.630	07-01-32	7,350,998	6,616,847
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	17,218,629	13,713,364
THF Greengate Development LP	6.320	10-01-25	25,853,150	26,193,921
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	10,599,681	11,194,376
Topaz House, Ltd.	3.300	04-01-47	17,448,507	14,289,838
Town Center Associates	2.790	03-01-29	4,378,948	3,915,958
Trail Horse Partners LLC	2.690	04-01-31	6,185,551	5,066,758
Valley Square I LP	5.490	02-01-26	15,373,233	14,715,182
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	13,190,655
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,555,007
Voyager RV Resort MHC	4.100	06-01-29	38,905,149	36,269,597
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,641,472	7,139,532
Warwick Devco LP	2.880	07-01-33	6,812,306	5,793,893
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,865,204	6,557,236
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,394,900
WG Opelousas LA LLC	7.290	05-01-28	1,142,369	1,216,201
White Oak Subsidiary LLC	4.900	07-01-24	7,444,530	7,386,679
White Oak Subsidiary LLC	8.110	07-01-24	12,069,856	12,347,572
Willow Creek Court LLC	4.530	07-01-52	7,192,824	6,233,546
Windsor Place Apartments	3.530	02-01-32	9,200,000	7,915,754
Woodlane Place Townhomes LLC	2.900	05-05-35	9,325,211	7,471,863
Woods I LLC	3.100	07-01-30	7,037,197	6,149,785
Woods Mill Park Apartments LLC	2.610	02-01-41	4,632,634	3,654,843
WPC Triad LLC	2.960	04-01-31	4,977,426	4,091,026
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

U.S. Government and Agency obligations 3.3%				$61,050,469
(Cost $62,692,617)
U.S. Government 3.3%				61,050,469
U.S. Treasury
Note	3.375	05-15-33	2,400,000	2,314,500
Note	3.500	02-15-33	60,300,000	58,735,969

	Yield (%)	Shares	Value

Short-term investments 4.2%			$78,102,635
(Cost $78,102,635)
Short-term funds 4.2%			78,102,635
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0063(B)	78,102,635	78,102,635

Total investments (Cost $2,123,410,153) 101.7%	$1,866,998,024
Other assets and liabilities, net (1.7%)	(31,511,043)
Total net assets 100.0%	$1,835,486,981

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	The rate shown is the annualized seven-day yield as of 6-30-23.
At 6-30-23, the aggregate cost of investments for federal income tax purposes was $2,123,580,854. Net unrealized depreciation aggregated to $256,582,830, of which $316,716 related to gross unrealized appreciation and $256,899,546 related to gross unrealized depreciation.
The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Mortgage Trust
Statement of assets and liabilities 6-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,123,410,153)	$1,866,998,024
Interest receivable	6,800,246
Other assets	29,824
Total assets	1,873,828,094
Liabilities
Distributions payable	16,607,059
Payable for investments purchased	20,000,000
Payable to affiliates
Investment management fees	1,011,755
Accounting and legal services fees	262,428
Trustees' fees	405
Other liabilities and accrued expenses	459,466
Total liabilities	38,341,113
Net assets	$1,835,486,981
Net assets consist of
Paid-in capital	$2,104,713,298
Total distributable earnings	(269,226,317)
Net assets	$1,835,486,981
Net asset value per share
Based on 103,924,025 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$17.66
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of operations for the six months ended 6-30-23(unaudited)

Investment income
Interest	$36,149,448
Other income	184,385
Total investment income	36,333,833
Expenses
Investment management fees	1,985,992
Accounting and legal services fees	431,975
Transfer agent fees	16,271
Trustees' fees	64,634
Custodian fees	230,729
Mortgage servicing fees	145,222
Professional fees	267,600
Other	77,162
Total expenses	3,219,585
Net investment income	33,114,248
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	330,051
330,051
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	16,346,632
16,346,632
Net realized and unrealized gain	16,676,683
Increase in net assets from operations	$49,790,931
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statements of changes in net assets

	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$33,114,248	$64,400,641
Net realized gain (loss)	330,051	(15,208,714)
Change in net unrealized appreciation (depreciation)	16,346,632	(348,533,404)
Increase (decrease) in net assets resulting from operations	49,790,931	(299,341,477)
Distributions to shareholders
From net investment income and net realized gain	(29,087,137)	(64,472,460)
Total distributions	(29,087,137)	(64,472,460)
Fund share transactions
Fund shares issued	55,000,000	185,000,000
Fund shares repurchased in tender offer	—	(150,000,000)
Total from fund share transactions	55,000,000	35,000,000
Total increase (decrease)	75,703,794	(328,813,937)
Net assets
Beginning of period	1,759,783,187	2,088,597,124
End of period	$1,835,486,981	$1,759,783,187
Share activity
Shares outstanding
Beginning of period	100,857,268	100,239,171
Shares issued	3,066,757	9,255,884
Shares repurchased in tender offer	—	(8,637,787)
End of period	103,924,025	100,857,268
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of cash flows for the six months ended 6-30-23 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$49,790,931
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(229,067,758)
Long-term investments sold	120,552,950
Net purchases and sales in short-term investments	44,919,289
Net amortization of premium (discount)	628,155
(Increase) Decrease in assets:
Interest receivable	(723,647)
Other assets	(29,824)
Increase (Decrease) in liabilities:
Payable for investments purchased	8,500,000
Payable to affiliates	(12,796)
Other liabilities and accrued expenses	40,204
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	(16,346,632)
Net realized (gain) loss on:
Unaffiliated investments	(330,051)
Net cash used in operating activities	$(22,079,179)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(32,920,821)
Fund shares issued	55,000,000
Net cash flows provided by financing activities	$22,079,179
Cash at beginning of period	$—
Cash at end of period	$—
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Financial highlights

Period ended	6-30-23[1]	12-31-22	12-31-21	12-31-20	12-31-19[2]
Per share operating performance
Net asset value, beginning of period	$17.45	$20.84	$21.76	$21.65	$20.00
Net investment income[3]	0.32	0.60	0.58	0.65	0.67
Net realized and unrealized gain (loss) on investments	0.17	(3.38)	(0.95)	1.56	1.74
Total from investment operations	0.49	(2.78)	(0.37)	2.21	2.41
Less distributions
From net investment income	(0.28)	(0.61)	(0.55)	(0.69)	(0.65)
From net realized gain	—	—	—[4]	(0.22)	(0.11)
From tax return of capital	—	—	—	(1.19)	—
Total distributions	(0.28)	(0.61)	(0.55)	(2.10)	(0.76)
Net asset value, end of period	$17.66	$17.45	$20.84	$21.76	$21.65
Total return (%)	2.84[5]	(13.37)	(1.70)	11.00	12.12[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,835	$1,760	$2,089	$1,541	$1,207
Ratios (as a percentage of average net assets):
Expenses	0.36[6]	0.36	0.35	0.39	0.40[6]
Net investment income	3.67[6]	3.25	2.74	2.98	3.27[6]
Portfolio turnover (%)	7	39	38	33	47

[1]	Six months ended 6-30-23. Unaudited.
[2]	Period from 1-11-19 (commencement of operations) to 12-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Not annualized.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-23 (unaudited)

1. Organization
John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income and to a lesser extent, capital appreciation.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-23 (unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2023 by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,727,844,920	—	—	$1,727,844,920
U.S. Government and Agency obligations	61,050,469	—	$61,050,469	—
Short-term investments	78,102,635	$78,102,635	—	—
Total investments in securities	$1,866,998,024	$78,102,635	$61,050,469	$1,727,844,920
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-22	$1,630,201,297
Purchases	101,500,000
Sales	(19,006,895)
Realized gain (loss)	(263,053)
Net amortization of (premium) discount	(968,682)
Change in unrealized appreciation (depreciation)	16,382,253
Balance as of 6-30-23	$1,727,844,920
Change in unrealized appreciation (depreciation) at period end*	$16,382,253
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-23 (unaudited)

	Fair Value at 6-30-23	Valuation Technique	Significant Unobservable Inputs	Input/ Range*	Input Weighted Average*
Commercial mortgage loans	$1,727,844,920	Discounted cash flow	Discount rate	4.76% - 16.25%	5.63%

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Commercial mortgage loans. The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund's investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.
Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-23 (unaudited)

loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.
In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Certain mortgage related fees, such as amendment fees and commitment fees, are recorded as Other income when earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2022, the fund has a short-term capital loss carryforward of $16,437,122 available to offset future net realized capital gains. This carryforward does not expire.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-23 (unaudited)

As of December 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
On November 15, 2022, the fund executed a $150,000,000 million tender offer that resulted in differing US GAAP vs tax treatment of proceeds distributed. For US GAAP purposes the transaction is treated as a redemption of shares whereas tax regulations dictate dividend distribution treatment to the extent of fund level earnings and profits. Given that the fund did not have sufficient earnings and profits to support the distribution, the entire value of the tender offer is treated as a return of capital for tax purposes.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2022.
3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates
Manulife Investment Management Private Markets (US) LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor and Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to April 20, 2023, the fund had a Placement Agency Agreement with John Hancock Distributors, LLC.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of fund's average net assets, accrued daily and paid quarterly in arrears.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2023 amounted to an annual rate of 0.05% of the fund’s average net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-23 (unaudited)

Co-investment. Pursuant to an Exemptive Order issued by the SEC on June 25, 2019, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates.  The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2023, investments entered into by the fund pursuant to the exemptive order amounted to $93,000,000.
5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2023.
In January 2019, the Board of Trustees approved a tender offer repurchase policy for the fund. The share repurchase program does not obligate the fund to purchase a specific amount of shares.
On October 11, 2022, the fund commenced a cash tender offer (“Offer”) to repurchase shares in an amount up to $150,000,000 of its outstanding common shares at a price equal to 100% of the fund’s net asset value per share as of November 15, 2022. The tender offer expired at 11:59 p.m., Eastern Time on November 8, 2022. Pursuant to the Offer, $150,000,000 was tendered and accepted by the fund at a net asset value of $17.36556 per share as determined as of November 15, 2022. Total shares of 8,637,787 were tendered for repurchase.
6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $101,500,000 and $19,006,895, respectively, for the six months ended June 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $127,567,758 and $101,546,055, respectively, for the six months ended June 30, 2023.

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Investment Objective
The fund’s investment objective is to generate current income, and to a lesser extent, capital appreciation.
Principal Investment Strategies
Under normal circumstances, the fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage loans. Mortgage loans may include fee simple mortgages and leasehold mortgages. The fund will only invest in United States dollar-denominated loans secured by property within the United States or its territories that are sourced by the Real Estate Finance Group of John Hancock Life Insurance Company (U.S.A.) or the Advisor and that are serviced by the Advisor or its affiliates. Commercial mortgage loans are fixed-income instruments, whereby loans are secured by income producing commercial real estate properties, with a mortgage on the real estate securing the collateral. The collateral for a fee simple mortgage consists of the borrower owned land and all improvements. The collateral for a leased fee mortgage (a type of fee simple mortgage) consists of the land only and the borrower’s income from its ground lease to a tenant (the tenant owns the improvements). The collateral for a leasehold mortgage consists of the borrower’s leasehold interest as the ground tenant in a ground lease. The fund may invest in loans either by transacting directly with the borrower or acquiring loans in secondary market transactions. The fund will typically invest in loans secured by stabilized assets, focusing on certain property types, which include retail, office, industrial and multi-family. The fund will selectively invest in loans secured by mixed use properties, hotels, parking facilities, and self-storage properties. The fund may also invest in subordinated debt obligations, including mezzanine debt, to the extent permitted by the fund’s investment restrictions. The fund is non-diversified and its investments will be concentrated in the commercial mortgage industry.
Commercial mortgage loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower.
The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral.  The fund may invest in loans of any credit quality, although under normal circumstances the majority of the fund’s investments will be investment-grade as determined by the Advisor. The fund’s investment policies are based on credit ratings or equivalent assessments at the time of purchase. The fund may invest in loans of any maturity and duration.
Principal Risks
An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Commercial mortgage loans risk. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. In the

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund.
Concentration risk. Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries and sectors.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia's economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country's credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia's economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia's invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus pandemic (COVID-19) has resulted in and may continue to result significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls, and supply chain disruptions, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund's value may decline as a result of this exposure to these securities.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mezzanine loans risk.  Real estate mezzanine loans made to a mezzanine borrower are secured by the mezzanine borrower’s equity interest in its mortgage borrower.  As a mezzanine lender, the Advisor’s advisory clients will have no lien on the real property as collateral for the mezzanine loan.  Instead the value of the mezzanine collateral is the value of the real property above the amount of the mortgage loan(s).  As a result, upon foreclosure of the mezzanine loan, the mezzanine lender typically becomes the owner of the mortgage borrower and, consequently, the indirect owner of the mortgaged property.  The ability (or inability) of the mortgage borrower (or the mezzanine lender, if the mezzanine loan is foreclosed) to continue to service the mortgage liens is a key risk.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Risks of Investing in Commercial Mortgage Loans secured by Ground Leases. The real property and repayment issues for a leasehold mortgage loan secured by the commercial borrower’s interest as the ground tenant in a ground lease are similar to the risks associated with a fee simple commercial mortgage loan.  The leasehold mortgage’s main distinction is the type of property interest.  The commercial borrower does not own the land and it may or may not own any improvements.  Instead, the commercial borrower has a long term right to use the land.  A leasehold loan is usually non-recourse in nature.  Therefore, if a commercial borrower defaults on the leasehold loan, then the options for financial recovery are limited in nature, again similar to a fee simple mortgage.  The options typically being either a negotiated settlement or amendment to the terms of the leasehold loan, or foreclosure.  In the event of default, the lender will have no right to assets beyond the collateral attached to the leasehold loan.  The leasehold loan documents

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

include a provision that a default under the ground lease is a default under the leasehold loan.  Therefore, in the event the lender exercises remedies and forecloses, the ground lease remains in place and the lender succeeds to the interests of the commercial borrower and becomes the ground tenant.  Lender only gets rights granted to the borrower under the terms of the ground lease.  The existence of lender’s collateral is contingent upon the existence of the ground lease.  Lender has additional remedies under a leasehold loan that allow for negotiated solutions with the ground landlord that may include, right to notice of any default, right to cure any default, and right enter into a new lease on substantially the same terms as the original ground lease.
Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Mortgage Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President
Date:	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
-------------------------------
Ian Roke
President
Date:	August 23, 2023
By:	/s/ Heidi Knapp
-------------------------------
Heidi Knapp
Treasurer and Chief Financial Officer
Date:	August 23, 2023